Revenue - Schedule of disaggregation of revenue (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregated by major products or service lines
Revenue from contracts with customers	¥ 345,857	¥ 199,615
Autonomous driving-related operational and technical support services
Disaggregated by major products or service lines
Revenue from contracts with customers	66,692	54,651
Other technology services
Disaggregated by major products or service lines
Revenue from contracts with customers	166,382	75,683
Provision of services
Disaggregated by major products or service lines
Revenue from contracts with customers	233,074	130,334
Sales of autonomous driving vehicles
Disaggregated by major products or service lines
Revenue from contracts with customers	112,783	69,281
Point in time
Disaggregated by major products or service lines
Revenue from contracts with customers	162,517	73,335
Over time
Disaggregated by major products or service lines
Revenue from contracts with customers	¥ 183,340	¥ 126,280